Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Current:
State and local					$ 36	$ 192
Current Income Tax Expense (Benefit), Total					36	192
Income tax expense	$ 63	$ (72)	$ 0	$ 138	$ 36	$ 192